Earnings per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings per Share

10.            Earnings per Share:

The computation of basic earnings per share is based on the weighted average number of common shares outstanding for the six-month periods ended June 30, 2022 and 2023. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. Diluted earnings per share gives effect to stock awards and restricted stock units using the treasury stock method, unless the impact is anti-dilutive.

The Company calculates basic and diluted earnings per share as follows:

	Six months ended June 30,
	2022	2023
Income :
Net income	$370,510	$90,194

Basic earnings per share:
Weighted average common shares outstanding, basic	102,098,942	102,821,671
Basic earnings per share	$3.63	$0.88

Effect of dilutive securities:
Dillutive effect of non vested shares	341,003	349,053
Weighted average common shares outstanding, diluted	102,439,945	103,170,724

Diluted earnings per share	$3.62	$0.87